Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

August 22, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

CIK: 0001209466

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated April 9, 2018, as revised May 21, 2018 and August 28, 2017 both supplemented August 17, 2018, and filed pursuant to Rule 497(e) under the Securities Act relating to the following portfolios of the Trust: Invesco Dow Jones Industrial Average Dividend ETF and Invesco S&P 500® Quality ETF.

The purpose of this filing is to submit the data in XBRL format for Invesco Dow Jones Industrial Average Dividend ETF and Invesco S&P 500® Quality ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903     invesco.com     @Invesco